Derivative Liability (Details Textual 2)	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Warrants
Derivative [Line Items]
Fair value assumptions dividend rate		0.00%
Fair value assumptions volatility rate		72.80%
Fair value assumptions risk free rate		0.09%
Fair value assumptions expected term		1 month
Fair value assumptions valuation model		simulated probability valuation model
Dividend Warrants
Derivative [Line Items]
Fair value assumptions dividend rate		0.00%
Fair value assumptions volatility rate		75.00%
Fair value assumptions risk free rate		1.19%
Fair value assumptions expected term		3 years 6 months
Fair value assumptions valuation model		simulated probability valuation model
Investor Warrants
Derivative [Line Items]
Fair value assumptions dividend rate		0.00%
Fair value assumptions volatility rate		75.00%
Fair value assumptions risk free rate		1.19%
Fair value assumptions expected term		3 years 6 months
Fair value assumptions valuation model		simulated probability valuation model
Warrants Issued for Services
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%	0.00%
Fair value assumptions volatility rate	74.00%	76.00%
Fair value assumptions risk free rate	1.49%	1.38%
Fair value assumptions expected term	3 years 6 months	4 years 3 months
Fair value assumptions valuation model		simulated probability valuation model
Investor Warrant Exchange
Derivative [Line Items]
Fair value assumptions dividend rate	0.00%
Fair value assumptions volatility rate	73.00%
Fair value assumptions risk free rate	1.34%
Fair value assumptions expected term	3 years